Net Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Net Operating Revenue [Abstract]
Schedule of Revenues Earned are Stated on a Net Basis

The revenues earned are stated on a net basis and recognized in the statement of operations when it is probable that economic benefits will flow to the Company, and their amounts can be reliably measured.

	For the year ended December 31,
	2024	2023	2022
Gross operating revenue
Goods	80,295	72,535	59,510
Services rendered and others	275	250	174
	80,570	72,785	59,684
(-) Revenue deductions
Returns and sales cancellation	(182)	(147)	(109)
Taxes	(6,569)	(6,135)	(5,055)
	(6,751)	(6,282)	(5,164)

Net operating revenue	73,819	66,503	54,520